Report of the directors financial review risk report - Stage 2 days past due analysis (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 1,022,105	$ 988,399
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	110,529	108,462
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 218,320	$ 182,089
ECL coverage %	0.40%	0.40%
Debt instruments measured at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 2,907,516	$ 2,706,154
Debt instruments measured at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(12,363)	(11,194)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 1,022,105	$ 988,399
ECL coverage %	1.10%	1.10%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,033,846	$ 999,091
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (11,741)	$ (10,692)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal
Disclosure of financial assets [line items]
ECL coverage %	0.60%	0.60%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 482,012	$ 474,528
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (2,806)	$ (2,797)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	1.80%	1.80%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 446,853	$ 424,505
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (8,049)	$ (7,526)
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	0.80%	0.40%
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 104,981	$ 100,058
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(886)	(369)
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 110,529	$ 108,462
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 110,539	$ 108,469
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(10)	(7)
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 965,673	$ 890,197
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 965,830	$ 890,326
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (157)	$ (129)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired
Disclosure of financial assets [line items]
ECL coverage %	2.30%	2.30%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 109,875	$ 104,578
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (2,533)	$ (2,445)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	5.40%	5.20%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Up-to-date
Disclosure of financial assets [line items]
ECL coverage %	4.00%	3.70%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | 1 to 29 DPD
Disclosure of financial assets [line items]
ECL coverage %	12.50%	12.70%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | 30 and greater DPD
Disclosure of financial assets [line items]
ECL coverage %	28.00%	27.10%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 22,871	$ 23,887
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Gross carrying amount | Up-to-date
Disclosure of financial assets [line items]
Financial assets	20,547	21,481
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	1,504	1,483
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	820	923
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,233)	(1,235)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Allowance for ECL | Up-to-date
Disclosure of financial assets [line items]
Financial assets	(815)	(797)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	(188)	(188)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – personal | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	$ (230)	$ (250)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	1.90%	1.90%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Up-to-date
Disclosure of financial assets [line items]
ECL coverage %	1.90%	1.90%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | 1 to 29 DPD
Disclosure of financial assets [line items]
ECL coverage %	6.60%	5.80%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | 30 and greater DPD
Disclosure of financial assets [line items]
ECL coverage %	5.50%	5.00%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 58,416	$ 54,636
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Gross carrying amount | Up-to-date
Disclosure of financial assets [line items]
Financial assets	57,490	53,898
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	546	400
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	380	338
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,127)	(1,064)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Allowance for ECL | Up-to-date
Disclosure of financial assets [line items]
Financial assets	(1,070)	(1,024)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	(36)	(23)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – corporate and commercial | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	$ (21)	$ (17)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	0.80%	0.80%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Up-to-date
Disclosure of financial assets [line items]
ECL coverage %	0.90%	0.70%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | 1 to 29 DPD
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | 30 and greater DPD
Disclosure of financial assets [line items]
ECL coverage %	0.00%	1.80%
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 4,370	$ 2,413
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Gross carrying amount | Up-to-date
Disclosure of financial assets [line items]
Financial assets	4,050	2,236
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	175	11
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	145	166
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(37)	(19)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Allowance for ECL | Up-to-date
Disclosure of financial assets [line items]
Financial assets	(37)	(16)
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired | – non-bank financial institutions | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	0	(3)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 83,260	$ 78,618
ECL coverage %	2.80%	2.90%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Up-to-date
Disclosure of financial assets [line items]
ECL coverage %	2.30%	2.40%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | 1 to 29 DPD
Disclosure of financial assets [line items]
ECL coverage %	10.10%	11.10%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | 30 and greater DPD
Disclosure of financial assets [line items]
ECL coverage %	18.70%	18.90%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 85,657	$ 80,936
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Gross carrying amount | Up-to-date
Disclosure of financial assets [line items]
Financial assets	82,087	77,615
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	2,225	1,894
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	1,345	1,427
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2,397)	(2,318)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Allowance for ECL | Up-to-date
Disclosure of financial assets [line items]
Financial assets	(1,922)	(1,837)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	(224)	(211)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	$ (251)	$ (270)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal
Disclosure of financial assets [line items]
ECL coverage %	5.40%	5.20%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 22,871	$ 23,887
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – personal | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,233)	$ (1,235)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial
Disclosure of financial assets [line items]
ECL coverage %	1.90%	1.90%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 58,416	$ 54,636
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – corporate and commercial | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	$ (1,127)	$ (1,064)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions
Disclosure of financial assets [line items]
ECL coverage %	0.80%	0.80%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 4,370	$ 2,413
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired | – non-bank financial institutions | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(37)	(19)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 278	$ 130
ECL coverage %	0.70%	1.50%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Up-to-date
Disclosure of financial assets [line items]
ECL coverage %	0.70%	1.50%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | 1 to 29 DPD
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | 30 and greater DPD
Disclosure of financial assets [line items]
ECL coverage %	0.00%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 280	$ 132
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Gross carrying amount | Up-to-date
Disclosure of financial assets [line items]
Financial assets	280	132
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(2)	(2)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Allowance for ECL | Up-to-date
Disclosure of financial assets [line items]
Financial assets	(2)	(2)
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets [line items]
Financial assets	$ 1,835	$ 1,640
ECL coverage %	1.00%	0.70%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Up-to-date
Disclosure of financial assets [line items]
ECL coverage %	0.90%	0.60%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | 1 to 29 DPD
Disclosure of financial assets [line items]
ECL coverage %	3.40%	0.00%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | 30 and greater DPD
Disclosure of financial assets [line items]
ECL coverage %	2.60%	5.30%
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,854	$ 1,651
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Gross carrying amount | Up-to-date
Disclosure of financial assets [line items]
Financial assets	1,772	1,611
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Gross carrying amount | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	59	21
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Gross carrying amount | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	23	19
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(19)	(11)
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Allowance for ECL | Up-to-date
Disclosure of financial assets [line items]
Financial assets	(16)	(10)
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Allowance for ECL | 1 to 29 DPD
Disclosure of financial assets [line items]
Financial assets	(2)	0
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired | Allowance for ECL | 30 and greater DPD
Disclosure of financial assets [line items]
Financial assets	$ (1)	$ (1)